Intangible Asset, Net - Schedule of Intangible Asset (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Intangible Asset [Abstract]
Insurance brokerage license	$ 413	$ 408
Intangible assets	$ 413	$ 408